Derivatives - Schedule of Cash Flow Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Details) - Level 3 - USD ($) $ in Millions	3 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
Change in gains (losses) recognized in accumulated other comprehensive income (loss) on cash flow hedge derivatives	$ 1	$ 28
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	0	(7)
Income tax benefit (expense) on cash flow hedges	0	(5)
Net change in fair value of the effective portion of designated cash flow hedges, net of tax	1	16
Income Statement Location [Axis]: us-gaap:ResearchAndDevelopmentExpense
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	0	(4)
Income Statement Location [Axis]: us-gaap:SellingGeneralAndAdministrativeExpense
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), after Reclassification, before Tax [Abstract]
(Gains) losses reclassified from accumulated other comprehensive income (loss) into income	$ 0	$ (3)